Related party transactions	12 Months Ended
Mar. 31, 2014
Related party transactions

20. Related party transactions:

As of March 31, 2014, the Chief Executive Officer (“CEO”) of the Company, a business entity indirectly owned by the CEO (“the business entity”), and the CEO’s immediate family member held 9.1%, 4.0% and 1.9% of the outstanding shares of the Company, respectively.

In October 2012, the Company entered into a share exchange transaction with NSNK to make NSNK a wholly owned subsidiary of the Company. The Company allocated 6,350,630 shares of the Company’s common stock held in treasury into shareholders of NSNK except for the Company. The CEO was allocated 306,272 shares of the Company’s common stock held in treasury in exchange for shares of NSNK which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In October 2013, the Company entered into a share exchange transaction with NCPL to make NCPL a wholly owned subsidiary of the Company. The Company allocated 4,856,764 shares of the Company’s common stock held in treasury into shareholders of NCPL except for the Company. The CEO was allocated 589,992 shares of the Company’s common stock held in treasury in exchange for shares of NCPL which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In October 2013, the Company entered into a share exchange transaction with NTSC to make NTSC a wholly owned subsidiary of the Company. The Company allocated 2,624,000 shares of the Company’s common stock held in treasury into shareholders of NTSC except for the Company. The CEO and the business entity were allocated 322,400 shares and 49,600 shares of the Company’s common stock, respectively, held in treasury in exchange for shares of NTSC which the CEO and the business entity had owned. These related party transactions with the CEO and the business entity was at arm’s-length. These related party transactions did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.